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                     WARBURG PINCUS INSTITUTIONAL FUND, INC.

                          Global Fixed Income Portfolio



        Supplement to Prospectus and Statement of Additional Information
                             dated February 27, 1998

        Effective October 30, 1998, the Global Fixed Income Portfolio will no longer be offered to investors.







Dated:  October 23, 1998                                         WPINI-16-1098